[USAA]
[EAGLE]
[LOGO]
                             USAA INVESTMENT TRUST
                              INCOME STRATEGY FUND


                       SUPPLEMENT DATED DECEMBER 15, 2000
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

Page 12 of the Income Strategy Fund's prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective December 15, 2000.

Portfolio  Managers

WILLIAM VAN ARNUM, associate portfolio manager of Equity Investments, assumes portfolio management responsibilities of the Stocks investment category of the Income Strategy Fund replacing David G. Parsons.

Mr. Van Arnum has 14 years' investment management experience and became a member of our portfolio management team in June 2000. Prior to joining us, he worked for the University of California, Office of the Treasurer, from August 1992 to May 2000. He earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Francisco Financial Analysts Society, Inc. He holds an MBA from San Francisco State University and a BS from California Polytechnic State University, San Luis Obispo.

                                                                     37527-1200
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

[USAA]
[EAGLE]
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                             USAA INVESTMENT TRUST
                             BALANCED STRATEGY FUND


                       SUPPLEMENT DATED DECEMBER 15, 2000
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

Page 12 of the Balanced Strategy Fund's prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective December 15, 2000.

Portfolio Managers

TIMOTHY P. BEYER, associate portfolio manager of Equity Investments, assumes portfolio management responsibilities of the Stocks investment category of the Balanced Strategy Fund replacing David G. Parsons. Mr. Beyer will also act as the asset allocation manager of the Fund.

Mr. Beyer has ten years' investment management experience and became a member of our portfolio management team in August 2000. Prior to joining us, he worked for Banc of America Capital Management Inc. from December 1988 to August 2000. He earned the Chartered Financial Analyst designation in 1993 and is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts. He holds a BSBA from East Carolina University.

                                                                     37528-1200
              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

[USAA]
[EAGLE]
[LOGO]
                             USAA INVESTMENT TRUST
                              GROWTH STRATEGY FUND


                       SUPPLEMENT DATED DECEMBER 15, 2000
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 1, 2000

Page 14 of the Growth Strategy Fund's prospectus under the heading "Portfolio Managers" is amended to reflect the following change effective December 15, 2000.

Portfolio Managers

WILLIAM VAN ARNUM, associate portfolio manager of Equity Investments, assumes portfolio management responsibilities of the Large Cap Stocks investment category of the Growth Strategy Fund replacing David G. Parsons. Mr. Van Arnum will also act as the asset allocation manager of the Fund.

Mr. Van Arnum has 14 years' investment management experience and became a member of our portfolio management team in June 2000. Prior to joining us, he worked for the University of California, Office of the Treasurer, from August 1992 to May 2000. He earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Francisco Financial Analysts Society, Inc. He holds an MBA from San Francisco State University and a BS from California Polytechnic State University, San Luis Obispo.

                                                                     37529-1200
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE